Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
AZL DFA International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL<sup>®</sup> DFA INTERNATIONAL CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses<br/><br/>Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this Fund, the subadviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets. The Fund’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. An equity issuer is considered a value company primarily because its shares have a low price in relation to their book value. In assessing growth and value, the subadviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the subadvisor uses for assessing growth, value, or profitability are subject to change from time to time.

The Fund intends to purchase securities of companies associated with developed market countries that the subadviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The subadviser of the Fund determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the subadviser determines to be appropriate given market conditions, such as free float, momentum, trading strategies, liquidity, size, value and profitability.

		The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or use derivatives for purposes of speculation or leveraging investment returns.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose the Fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
  Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the MSCI EAFE Index (gross div). The Fund’s performance also is compared to the returns of the MSCI World ex-USA Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the MSCI EAFE Index (gross div).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance also is compared to the returns of the MSCI World ex-USA Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table<br/><br/>Calendar Year Total Return<br/>Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2016) 7.90% Lowest (Q4, 2018) -15.21%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL DFA International Core Equity Fund | AZL DFA International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,640
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	417
5 Years	rr_ExpenseExampleNoRedemptionYear05	736
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,640
2016	rr_AnnualReturn2016	3.17%
2017	rr_AnnualReturn2017	26.09%
2018	rr_AnnualReturn2018	(17.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.21%)
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(17.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
AZL DFA International Core Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(13.36%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[3]
AZL DFA International Core Equity Fund | MSCI World EX-USA Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(13.64%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[3]

[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.75% through at least April 30, 2020, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[2]	After Fee Waiver
[3]	Reflects no deduction for fees, expenses, or taxes.